Financial Instruments - Disclosure of Foreign Currency Sensitivity Analysis - (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
In US Dollars [member]
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	$ 1,954,816
Decrease in net equity	1,954,816
In Euro [member]
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	516,370
Decrease in net equity	$ 516,370